Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99722
Maximum Aggregate Offering Price	$ 498,610,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,858.04
Offering Note	This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in the registrant's Registration Statement on Form S-3 (File No. 333-281977), filed with the U.S. Securities and Exchange Commission on September 6, 2024, in accordance with Rule 457(o) under the Securities Act of 1933.